Goodwill - Changes in Goodwill (Details) - Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 5,301	$ 5,600
Adjustments		(102)
Additions	1,071
Effects of foreign exchange	(390)	(197)
Balance at end of period	$ 5,982	$ 5,301